Long-Term Debt	6 Months Ended
Feb. 29, 2020
Long-Term Debt [Abstract]
Long-Term Debt

8. LONG-TERM DEBT

	February 29, 2020				August 31, 2019
	Effectiveinterestrates	Long-termdebt atamortizedcost(1)	Adjustmentfor financecosts (1)	Long-termdebtrepayableat maturity	Long-termdebt atamortizedcost(1)	Adjustmentfor financecosts (1)	Long-termdebtrepayableat maturity
	%	$	$	$	$	$	$
Corporate
Cdn fixed rate senior notes-
5.65% due October 1, 2019	5.69	-	-	-	1,250	-	1,250
5.50% due December 7, 2020	5.55	-	-	-	499	1	500
3.15% due February 19, 2021	3.17	-	-	-	299	1	300
3.80% due November 2, 2023	3.80	498	2	500	498	2	500
4.35% due January 31, 2024	4.35	498	2	500	498	2	500
3.80% due March 1, 2027	3.84	298	2	300	298	2	300
4.40% due November 2, 2028	4.40	496	4	500	496	4	500
6.75% due November 9, 2039	6.89	1,420	30	1,450	1,420	30	1,450
3.30% due December 10, 2029	3.41	495	5	500	-	-	-
4.25% due December 9, 2049	4.33	296	4	300	-	-	-
		4,001	49	4,050	5,258	42	5,300
Other
Burrard Landing Lot 2 HoldingsPartnership	Various	50	-	50	50	-	50
Total consolidated debt		4,051	49	4,100	5,308	42	5,350
Less current portion(2)		1	-	1	1,251	1	1,252
		4,050	49	4,099	4,057	41	4,098
(1)	Long-term debt is presented net of unamortized discounts and finance costs.
(2)	Current portion of long-term debt includes amounts due within one year in respect of senior notes due October 1, 2019 and the Burrard Landing loans.

On October 1, 2019, the Company repaid $1,250 of 5.65% senior notes at their maturity.

On November 21, 2019, the Company amended the terms of its bank credit facility to extend the maturity date to December 2024.The facility can be used for working capital and general corporate purposes.

On December 9, 2019 the Company issued $800 of senior notes, comprised of $500 principal amount of 3.30% senior notes due 2029 and $300 principal amount of 4.25% senior notes due 2049. The net proceeds of the offering of $792, along with cash on hand, were used to fund the redemption of the $500 principal amount of 5.50% senior notes due 2020 and the $300 principal amount of 3.15% senior notes due 2021.

On December 24, 2019, the Company redeemed the $500 principal amount of 5.50% senior notes due December 7, 2020 and the $300 principal amount of 3.15% senior notes due February 19, 2021. In conjunction with the redemption, the Company paid make whole premiums of $17 and accrued interest of $5.